CONVERTIBLE PROMISSORY NOTES - Components of the company's indebtedness (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jan. 31, 2026	Aug. 01, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Change in fair value of convertible promissory notes	$ 1,407	$ 4,389
Convertible promissory notes at fair value		18,889
Convertible promissory note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate amount of loan	4,300	10,000	$ 5,340	$ 10,000
Financing costs related to issuance of convertible promissory notes		4,500	$ 37
Change in fair value of convertible promissory notes	300	4,389
Convertible promissory notes at fair value	$ 4,600	$ 18,889